Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,720,000
Previously Paid Amount	0
Total Fee Amount	15,290
Total Offset Amount	0
Net Fee	$ 15,290
Offset Table N/A	N/A